Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
15.	CASH AND CASH EQUIVALENTS

	2021	2020	2019

Cash and banks	22,923	14,843	6,983
Short-term investments (1)	9,566	5,189	52,079
Financial assets at fair value with changes in results (2)	30,189	34,586	7,038

	62,678	54,618	66,100

(1)	Includes term deposits and other invetsments with the BNA for 1,075, 2,000 and 10,043 as of December 31, 2021, 2020 and 2019, respectively.
(2)	See Note 6.